Employee benefits - Summary of Net Pension and Post Retirement Medical Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of defined benefit plans [line items]
Past Service cost - Plan amendment			₨ (1,479.3)	₨ 36,090.1
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Service cost	$ 10.9	₨ 827.7	746.3	722.5
Past Service cost - Plan amendment	(0.7)	(51.7)	3.9	85.0
Net interest cost / (income)	0.7	55.0	41.0	54.3
Net periodic cost	10.9	831.0	791.2	861.8
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Service cost	1.1	81.7	80.4	102.0
Past Service cost - Plan amendment			(19.9)
Net interest cost / (income)	1.5	113.0	115.1	130.6
Net periodic cost	$ 2.6	₨ 194.7	₨ 175.6	₨ 232.6